Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2013
Marketable Securities
Schedule of Marketable Securities
	December 31,	December 31,
(Millions)	2013	2012

U.S. government agency securities	$103	$162
Foreign government agency securities	30	16
Corporate debt securities	143	471
Commercial paper	60	116
Certificates of deposit/time deposits	20	41
U.S. treasury securities	―	54
U.S. municipal securities	2	13
Asset-backed securities:
Automobile loan related	287	567
Credit card related	52	123
Equipment lease related	30	54
Other	29	31
Asset-backed securities total	398	775

Current marketable securities	$756	$1,648

U.S. government agency securities	$131	$125
Foreign government agency securities	95	51
Corporate debt securities	638	494
Certificates of deposit/time deposits	20	―
U.S. treasury securities	49	18
U.S. municipal securities	―	14
Auction rate securities	11	7
Asset-backed securities:
Automobile loan related	298	375
Credit card related	128	34
Equipment lease related	37	36
Other	46	8
Asset-backed securities total	509	453

Non-current marketable securities	$1,453	$1,162

Total marketable securities	$2,209	$2,810

Marketable securities by contractual maturity
(Millions)	December 31, 2013

Due in one year or less	$287
Due after one year through five years	1,898
Due after five years through ten years	24
Due after ten years	―

Total marketable securities	$2,209